LONG-TERM INVESTMENTS (Details 1)	Dec. 31, 2018	[1]	Oct. 08, 2018	Jul. 31, 2018	Dec. 31, 2017	[1]	Dec. 31, 2015
Allcure Information			71.32%
Allcure Information [Member]
Allcure Information	9.60%			9.60%	20.00%		20.00%

[1]	20% equity interest of Allcure Information was obtained through the disposal of Allcure Medical Technology Co., Ltd. (“JWYK”) in 2015. During the year ended December 31, 2018 Allcure Information issued new shares to other investors and diluted the share ownership of the Group to 9.6%. The price of newly issued shares is not considered an observable price change because they are not a similar investment of JWYK held by the Group due to the different rights and obligations associated with the investments. As of December 31, 2017 and 2018, no impairment was recorded for the investment.